SCHEDULE OF ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Financing Receivable, after Allowance for Credit Loss [Abstract]
Balance at beginning of fiscal year	$ 114,599
Provision for estimated impairment losses	491,921	114,599
Write-offs and recoveries	(5,000)
Balance at end of fiscal year	$ 601,520	$ 114,599